FINANCIAL INSTRUMENTS (Fair value of derivative contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	$ 1,487	$ 617
Derivative Assets Reported in Other Current Assets [Member]
Derivative [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	1,486	617
Derivative Liabilities Reported in Other Current Liabilities [Member]
Derivative [Line Items]
Derivatives designated as hedging instruments in cash flow hedge	$ 0	$ 0